Income Taxes - Schedule of Statutory Rate Provision for (benefit From) Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025		Mar. 31, 2024
Schedule of Statutory Rate Provision for (benefit From) Income Taxes [Line Items]
Computed income tax benefit at Hong Kong statutory income tax rate, Percentage	16.50%	16.50%		16.50%
Computed income tax benefit at Hong Kong statutory income tax rate, Amount (in Dollars)	$ (335)
Non-deductible expenses, Percentage	(4.70%)	(50.00%)	[1]	(7.90%)	[1]
Non-deductible expenses, Amount (in Dollars)	$ 96
Changes in valuation allowance, Percentage	(14.90%)	138.30%		10.40%
Changes in valuation allowance, Amount (in Dollars)	$ 302
Unrealized intercompany transactions, Percentage	2.00%
Unrealized intercompany transactions, Amount (in Dollars)	$ (41)
PRC
Reversal of overprovision for income tax expense in prior years, Percentage				4.70%
Statutory income tax rate difference between, Percentage		47.00%		(0.40%)
Preferential tax rate, Percentage		(77.30%)
Tax effect of tax losses not recognized		(52.70%)		(12.30%)
Tax effect of other temporary difference not recognized		(21.80%)
Non-taxable disposal gain from PRC property transfer, Percentage	0.60%	26.10%
Non-taxable disposal gain from PRC property transfer, Amount (in Dollars)	$ (13)
Non-taxable interest income, Percentage	1.30%
Non-taxable interest income, Amount (in Dollars)	$ (26)
Others, Percentage				3.10%
Effective income tax rate, Percentage	23.90%	26.10%		14.10%
Effective income tax rate, Amount (in Dollars)	$ (486)	$ 38		$ (161)
Loss before income tax, Percentage	100.00%
Loss before income tax, Amount (in Dollars)	$ (2,030)	147		(1,139)
PRC [Member]
Schedule of Statutory Rate Provision for (benefit From) Income Taxes [Line Items]
Changes in valuation allowance, Percentage	0.30%
Changes in valuation allowance, Amount (in Dollars)	$ (7)
PRC
Reversal of overprovision for income tax expense in prior years, Percentage	24.40%
Reversal of overprovision for income tax expense in prior years, Amount (in Dollars)	$ (496)
Statutory income tax rate difference between, Percentage	(0.50%)
Statutory income tax rate difference between, Amount (in Dollars)	$ 11
Preferential tax rate, Percentage	1.30%
Preferential tax rate, Amount (in Dollars)	$ (27)
Others, Percentage	(0.10%)
Others, Amount (in Dollars)	$ 4
Loss before income tax, Amount (in Dollars)	$ 135	567		39
Myanmar [Member]
Schedule of Statutory Rate Provision for (benefit From) Income Taxes [Line Items]
Changes in valuation allowance, Percentage	(3.10%)
Changes in valuation allowance, Amount (in Dollars)	$ 62
PRC
Statutory income tax rate difference between, Percentage	0.70%
Statutory income tax rate difference between, Amount (in Dollars)	$ (14)
Loss before income tax, Amount (in Dollars)	$ (236)	82		(832)
Germany [Member]
PRC
Statutory income tax rate difference between, Percentage	0.00%
Statutory income tax rate difference between, Amount (in Dollars)	$ 0
Others, Percentage	0.10%
Others, Amount (in Dollars)	$ (2)
Loss before income tax, Amount (in Dollars)	$ 0

[1]	The non-deductible expenses (non-taxable income) are mainly including the other non-deductible expenses from subsidiaries do not generate assessable, non-deductible entertainment expense, non-taxable gain from disposal of PRC property, and non-taxable interest income for the years ended March 31, 2024 and 2025.